UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22592

 NAME OF REGISTRANT:                     DoubleLine Opportunistic
                                         Credit Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 333 South Grand Avenue, Suite
                                         1800
                                         Los Angeles, CA 90071

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ronald R. Redell, President
                                         and Chief Executive Officer
                                         c/o DoubleLine Capital LP
                                         333 South Grand Avenue, Suite
                                         1800
                                         Los Angeles, CA 90071

 REGISTRANT'S TELEPHONE NUMBER:          (213) 633-8200

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017


Doubleline Opportunistic Credit Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         DoubleLine Opportunistic Credit Fund
By (Signature)       /s/ Ronald R. Redell
Name                 Ronald R. Redell
Title                President
Date                 08/25/2017